Other Receivables	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Other Receivables
7
. Other Receivables
Other receivables consisted of the following:

(in thousands)	December 31, 2023	December 31, 2022
Rebate receivables	$871	$1,375
Federal excise tax receivable	3,079	2,506
Insurance settlement in process	298	931
Other	212	113

	$4,460	$4,925